Short term investments (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Gain/(Loss) from short term investments	$ 84,634	$ (434,669)